Consolidated Statements of Financial Position	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Current
Cash	$ 241,702,030		$ 0
Accounts receivable	37,899,085		18,505,072
Inventories	115,978,979		38,073,303
Prepaid expenses	5,440,461		1,078,148
Current assets	401,020,555		57,656,523
Non-current
Property, plant and equipment	32,668,158		5,446,807
Right-of-use assets	60,902,362		7,498,724
Intangible assets	81,899,830		42,090,843
Contract asset	14,113,415		14,327,709
Non-current assets	189,583,765		69,364,083
Total assets	590,604,320		127,020,606
Current
Bank indebtedness	0		91,076
Trade and other payables	40,409,565		12,404,614
Current portion of share-based compensation liability	0		35,573,558
Current portion of long-term debt and other debts	13,015,584		55,342,183
Current portion of lease liabilities	7,728,923		1,814,635
Current liabilities	61,154,072		105,226,066
Non-current
Share-based compensation liability, non-current	0		35,126,025
Long-term debt and other debts	62,086		118,539
Convertible debt instruments	0		18,866,890
Lease liabilities	54,480,394	$ 54,480,394	5,904,473	$ 5,904,473
Share warrant obligations		106,225,934		31,549,033
Common shares, retractable		0		25,855,509
Non-current liabilities		160,768,414		117,420,469
Total liabilities		221,922,486		222,646,535
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital		418,709,160		32,562,541
Conversion options on convertible debt instruments, net of tax		0		1,472,520
Contributed surplus		122,637,796		0
Deficit		(169,755,726)		(126,430,406)
Cumulative translation adjustment		(2,909,396)		(3,230,584)
Total shareholders' equity (deficiency)	$ 368,681,834	368,681,834	$ (95,625,929)	(95,625,929)
Equity and liabilities		$ 590,604,320		$ 127,020,606